SHARE CAPITAL	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Equity [Abstract]
SHARE CAPITAL

13.	SHARE CAPITAL

[a] Authorized capital

The authorized share capital consists of 1,000,000,000 common voting shares at par value of $0.001.

[b] Common shares issued

Fiscal 2021

[i] In connection with the non-brokered private placement announced on September 10, 2020:

On November 20, 2020, the Company closed the first tranche of the non-brokered private placement, issuing 5,599,171 units at a price of CA$0.13 per unit for gross proceeds of $556,876 (CA$727,892), which had been received prior to October 31, 2020 and recorded as an obligation to issue shares.

On January 15, 2021, the Company closed the second tranche of the non-brokered private placement, consisting of 7,337,914 units at a price of CA$0.13 per unit for gross proceeds of $749,435 (CA$953,930), of which $39,996 had been received prior to October 31, 2020 and recorded as an obligation to issue shares.

On January 29, 2021, the Company closed the third tranche of the non-brokered private placement consisting of 5,382,303 units at a price of CA$0.13 per unit for gross proceeds of $547,496 (CA$699,699).

On March 24, 2021, the Company closed the fourth tranche of the non-brokered private placement consisting of 6,554,172 units at a price of CA$0.13 per unit for gross proceeds of $678,270 (CA$852,042).

On April 27, 2021, the Company closed the fifth and final tranche of the non-brokered private placement consisting of 851,395 units at a price of CA$0.13 per unit for gross proceeds of $89,237 (CA$110,681).

In total, the Company issued an aggregate 25,724,955 units at a price of CA$0.13 per unit for aggregate gross proceeds of $2,621,314 (CA$3,344,244). Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche. The Company incurred aggregate share issue costs of $195,614.

[ii] On May 5, 2021, the Company announced a non-brokered private placement priced at CA$0.13 per unit to raise gross proceeds of up to CA$3,000,000. On May 28, 2021, the Company closed the first tranche of the non-brokered private placement issuing 5,223,420 units at a price of CA$0.13 per unit for gross proceeds of $561,844 (CA$679,044). On June 17, 2021, the Company closed the second and final tranche of the non-brokered private placement consisting of 17,853,506 units at a price of CA$0.13 per unit for gross proceeds of $1,880,687 (CA$2,320,956). The Company issued total of 23,076,926 units at a price of CA$0.13 per unit for total gross proceeds of $2,442,531 (CA$3,000,000). Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche. The Company incurred aggregate share issue costs of $154,336.

[iii] On May 18, 2021, the Company issued a total of 1,360,959 common shares on the conversion of the July 2020 Convertible Debenture including accrued interest and 263,973 common shares valued at $26,286 in transaction costs.

[iv] On June 7, 2021, the Company issued 1,538,461 common shares at a price of CA$0.24 per share with a total fair value of $305,832 (CA$369,231) for equipment.

[v] On July 16, 2021, the Company closed a non-brokered private placement and issued 4,350,000 units at a price of CA$0.20 per unit for gross proceeds of $690,860 (CA$870,000). Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing. The Company incurred aggregate share issue costs of $48,319.

[vi] On August 11, 2021, the Company closed a non-brokered private placement and issued 3,827,601 units at a price of CA$0.55 per unit for gross proceeds of $1,683,336 (CA$2,105,180). Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 for a period of eighteen months from the date of closing. The Company incurred aggregate share issue costs of $124,923.

[vii] During the year ended October 31, 2021, the Company issued a total of 7,014,969 common shares on the exercise of common share purchase warrants at a price ranging from CA$0.05 to CA$0.21 per share for gross proceeds of $887,520 (CA$1,120,130). A total of 525,173 warrants expired unexercised.

[viii] During the year ended October 31, 2021, the Company issued a total of 2,630,000 common shares on the exercise of stock options at a price ranging from CA$0.05 to CA$0.16 per share for gross proceeds of $140,734 (CA$175,800).

[ix] With respect to the exercises of common share purchase warrants and options, the Company reclassified $4,291 and $121,932, respectively, from additional paid-in capital to share capital during the year ended October 31, 2021.

Fiscal 2022

[i] Pursuant to an agreement entered on August 29, 2018 and which was approved by the TSX-V on September 12, 2018, a company controlled by a director and officer was eligible to receive up to 5% of the issued and outstanding common shares of the Company as at August 28, 2018 for up to $5 million raised. During the year ended October 31, 2021, the commitment was met. On November 3, 2021, the Company issued 9,163,425 common shares at a price of CA$0.65 per share with a total fair value of $4,796,832 (CA$5,956,226) as share issue costs.

[ii] On November 4, 2021, the Company issued 1,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 1,000,000 common shares, 500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026. On December 13, 2021, the Company issued a further 1,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 1,000,000 common shares, 500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026. On January 20, 2022, the Company issued a further 1,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 1,000,000 common shares, 500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026. The Company incurred aggregate share issue costs of $1,361.

[iii] On November 26, 2021, the Company closed a non-brokered private placement and issued 1,375,499 units at a price of $0.55 per unit for gross proceeds of $756,524. Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of $0.75 for a period of one year from the date of closing. The Company incurred aggregate share issue costs of $26,656.

[iv] During the three months ended January 31, 2022, upon exercise of common share purchase warrants, the Company issued an aggregate 15,159,448 common shares at a price CA$0.19 per share for gross proceeds of $2,279,136 (CA$2,880,295), 200,000 common shares at a price of CA$0.05 per share for gross proceeds of $7,830 (CA$10,000), and 30,000 common shares at a price of CA$0.30 per share for gross proceeds of $6,981 (CA$9,000). The Company issued a total of 15,389,448 common shares for gross proceeds of $2,293,946 (CA$2,899,295). A total of 2,428,363 warrants expired unexercised.

[v] On March 10, 2022, the Company issued 1,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 1,000,000 common shares, 500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026. On April 27, 2022, the Company issued a further 2,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 2,000,000 common shares, 1,000,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 1,000,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026.

[vi] On April 22, 2022, the Company issued a total of 933,333 common shares and 933,333 common share purchase warrants exercisable at a price of CA$0.20 for a period of two years on the conversion the July 2021 Convertible Debenture including CA$100,000 principal amount and CA$12,000 accrued interest.

[vii] During the three months ended April 30, 2022, upon the exercise of common share purchase warrants, the Company issued an aggregate 929,005 common shares at a price of CA$0.19 per share for gross proceeds of $929,005 (CA$1,177,755), 2,082,025 common shares at a price of CA$0.05 per share for gross proceeds of $81,354 (CA$104,101), and 30,960 common shares at a price of CA$0.30 per share for gross proceeds of $7,357 (CA$9,288). A total of 3,191,933 warrants and 40,000 broker warrants expired unexercised.

[viii] During the three months ended April 30, 2022, the Company issued a total of 750,000 common shares on the exercise of stock options at a price of CA$0.05 per share for gross of $29,715 (CA$37,500), and reclassified $22,203 from additional paid-in capital to share capital.

[c] Common share purchase warrants

A summary of the changes in the Company’s common share purchase warrants during the six months ended April 30, 2022 are as follows:

Expiry Date	Exercise Price ($)	Weighted Average Life (Years)	October 31, 2021	Granted	Exercised	Expired/ Cancelled	April 30, 2022
November 22, 2021	CA$0.19	–	4,160,021	–	(4,080,573)	(79,448)	–
January 17, 2022	CA$0.19	–	7,267,914	–	(5,959,396)	(1,308,518)	–
January 31, 2022	CA$0.19	–	5,382,303	–	(4,341,906)	(1,040,397)	–
February 21, 2022	CA$0.05	–	1,505,200	–	(200,000)	(1,305,200)	–
March 24, 2022	CA$0.19	–	6,341,872	–	(4,515,139)	(1,826,733)	–
March 27, 2022	CA$0.05	–	982,025	–	(882,025)	(100,000)	–
April 27, 2022	CA$0.19	–	791,395	–	(791,395)	–	–
May 9, 2022	CA$0.05	0.02	1,813,725	–	(1,000,000)	–	813,725
May 30, 2022	CA$0.19	0.08	5,223,420	–	(276,675)	–	4,946,745
June 17, 2022	CA$0.19	0.13	17,703,506	–	(1,393,077)	–	16,310,429
July 18, 2022	CA$0.30	0.22	4,350,000	–	(60,960)	–	4,289,040
August 14, 2022	CA$0.05	0.29	200,000	–	(200,000)	–	–
February 13, 2023	CA$0.65	0.79	3,827,601	–	–	–	3,827,601
April 22, 2024	CA$0.20	1.98	–	933,333	–	–	933,333
Subtotal			59,548,982	933,333	(23,701,146)	(5,660,296)	31,120,873
Weighted average exercise price			CA$0.22	CA$0.20	CA$0.18	CA$0.16	CA$0.26

November 27, 2022	US$0.75	0.58	–	1,375,499	–	–	1,375,499
June 10, 2026	US$0.13	4.12	–	3,000,000	–	–	1,500,000
June 10, 2026	US$0.19	4.12	–	3,000,000	–	–	1,500,000
Subtotal			–	7,375,499	–	–	4,375,499
Weighted average exercise price			–	US$0.27	–	–	US$0.27

Total			59,548,982	8,308,832	(23,701,146)	(5,660,296)	38,496,372

A summary of the changes in the Company’s common share purchase warrants during the six months ended April 30, 2021 are as follows:

Expiry Date	Exercise Price ($)	Weighted Average Life (Years)	October 31, 2020	Granted	Exercised	Expired/ Cancelled	April 30, 2021
August 31, 2021*	CA$0.21	0.34	3,643,791	–	–	–	3,643,791
November 22, 2021	CA$0.19	0.56	–	5,599,171	–	–	5,599,171
January 17, 2022	CA$0.19	0.71	–	7,337,914	–	–	7,337,914
January 31, 2022	CA$0.19	0.75	–	5,382,303	–	–	5,382,303
February 21, 2022	CA$0.05	0.81	1,505,200	–	–	–	1,505,200
March 24, 2022	CA$0.19	0.90	–	6,554,172	–	–	6,554,172
March 27, 2022	CA$0.05	0.91	1,482,025	–	–	–	1,482,025
April 27, 2022	CA$0.19	0.99	–	851,395	–	–	851,395
May 9, 2022	CA$0.05	1.02	2,368,626	–	–	–	2,368,626
August 14, 2022	CA$0.05	1.29	1,110,000	–	(400,000)	–	710,000
Total			10,109,642	25,724,955	(400,000)	–	35,434,597
Weighted average exercise price			CA$0.11	CA$0.19	CA$0.05	–	CA$0.17

*	The Company received approval of the TSX-V on January 13, 2021 and amended the expiry date of 3,643,791 warrants, extending the expiry date from January 17, 2021 to August 31, 2021, subject to acceleration if the closing price of the Company’s shares exceeds CA$0.30 per common share for at least 10 consecutive trading days.

[d] Stock options

The Company has adopted an incentive stock option plan, effective on August 8, 2017 and as amended on August 8, 2018, under the rules of the TSX-V pursuant to which it is authorized to grant stock options to executive officers, directors, employees and consultants, enabling them to acquire up to 20% of the total shares outstanding of the Company (the “2017 Stock Option Plan”). Under the 2017 Stock Option Plan, the option exercise price of any option granted shall not be less than the discounted market price of the Company’s common shares. For the purposes of the 2017 Stock Option Plan, the discounted market price is calculated in accordance with the policies of the TSX-V at the time of the grant of the options. Stock options granted are subject to a maximum term of 5 years. All options granted shall vest immediately, except for those options granted to persons performing investor relations activities for the Company. Pursuant to the policies of the TSX-V, shares issued upon the exercise of options are restricted from trading during the 4-month period subsequent to the exercise of options.

On June 11, 2021, the Company adopted the 2021 Equity Incentive Plan which replaces the 2017 Stock Option for providing stock-based compensation to directors, officers, employees, consultants, and advisors of the Company and no further options will be granted under the 2017 Stock Option Plan. Under the 2021 Equity Incentive Plan, the Company is authorized to issue up 27,312,368 shares of the Company. In addition, any common shares reserved for issuance under the 2017 Stock Option Plan that are forfeited as a result of the expiration or termination of any awards under that plan after the date of adoption of the 2021 Equity Incentive Plan will be added to the 2021 Equity Incentive Plan. As of April 30, 2022, 5,980,000 stock options forfeited under the 2017 Stock Option Plan were added to the 2021 Equity Incentive Plan (October 31, 2021 – 1,730,000), resulting in 33,292,368 stock options as the maximum number of common shares available under the 2021 Equity Incentive Plan (October 31, 2021 – 2,9,042,368). The 2021 Equity Incentive Plan provides for various equity-based and cash-based incentive awards, including incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, performance awards, dividend equivalents and other equity-based or cash-based awards.

On December 30, 2020, the Company granted 15,650,000 stock options pursuant to its 2017 Stock Option Plan to its directors, officers, employees and consultants at a price of CA$0.13 per share, of which 9,500,000 were exercisable for a period of five years and 6,150,000 were exercisable for a period of two years. However, these options exceeded the maximum allowed under the Company’s 2017 Stock Option Plan. On June 11, 2021, the Company received shareholders’ approval to amend the Company’s 2017 Stock Option Plan to increase the number of common shares reserved for issuance under such plan and rectified the grant of these options.

On August 30, 2021, the Company granted 21,700,000 incentive stock options pursuant to its 2021 Equity Incentive Plan to its directors, officers, employees and consultants. These options are exercisable at a price of CA$0.70 per share for a period of five years.

On October 1, 2021, the Company granted 1,450,000 incentive stock options pursuant to its 2021 Equity Incentive Plan to its officer and employee and consultants. These options are exercisable at a price of CA$0.50 per share for a period of five years.

On December 3, 2021, the Company granted 250,000 incentive stock options pursuant to its 2021 Equity Incentive Plan to an employee. These options are exercisable at a price of CA$0.58 per share for a period of five years.

On March 7, 2022, the Company granted 500,000 incentive stock options pursuant to its 2021 Equity Incentive Plan to an officer. These options are exercisable at a price of CA$0.40 per share for a period of five years.

On April 8, 2022, the Company granted 500,000 incentive stock options pursuant to its 2021 Equity Incentive Plan to employees. These options are exercisable at a price of CA$0.40 per share for a period of five years.

As at April 30, 2022, 9,092,368 common shares remained available for grant under the 2021 Equity Incentive Plan.

During the six months April 30, 2022, the Company recognized a stock-based compensation totaling $433,829 (2021 – $nil) in relation to the grant of its stock options.

The weighted average grant date fair value of the stock options granted during the six months ended April 30, 2022 was CA$0.37 (2021 – CA$0.09) per option. Option pricing models require the use of highly subjective estimates and assumptions including expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of stock options was estimated on the measurement date using the Black-Scholes Option Pricing Model. The assumptions used to calculate the fair value were as follows:

	2022	2021
Risk free rate of interest	1.34 – 2.59%	0.20% – 1.07%
Expected life of options	5 years	2 to 5 years
Exercise price of options	CA$0.40 – CA$0.58	CA$0.13 – CA$0.70
Expected annualized volatility	134.93% – 136.08%	130.88% – 140.05%
Expected dividend rate	Nil	Nil

A summary of the changes in the Company’s stock options during the six months ended April 30, 2022 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	Outstanding as at October 31, 2021	Granted	Exercised	Expired/ Cancelled	Outstanding as at April 30, 2022	Vested as at April 30, 2022
March 27, 2022	0.05	–	1,500,000	–	(750,000)	(750,000)	–	–
December 30, 2022	0.13	0.67	6,000,000	–	–	(150,000)	5,850,000	5,850,000
August 12, 2023	0.05	1.28	2,290,000	–	–	(750,000)	1,540,000	1,540,000
December 3, 2023	0.05	1.59	6,450,000	–	–	(1,000,000)	5,450,000	5,450,000
May 22, 2024	0.12	2.06	7,900,000	–	–	(850,000)	7,050,000	7,050,000
November 3, 2024	0.15	2.52	700,000	–	–	–	700,000	700,000
November 24, 2024	0.16	2.57	320,000	–	–	(300,000)	20,000	20,000
March 26, 2025	0.11	2.91	100,000	–	–	–	100,000	100,000
April 23, 2025	0.12	2.98	3,350,000	–	–	(250,000)	3,100,000	3,100,000
December 30, 2025	0.13	3.67	9,500,000	–	–	–	9,500,000	9,500,000
August 30, 2026	0.70	4.34	21,700,000	–	–	(200,000)	21,500,000	21,350,000
October 1, 2026	0.50	4.42	1,450,000	–	–	–	1,450,000	1,450,000
December 3, 2026	0.58	4.60	–	250,000	–	–	250,000	250,000
March 7, 2027	0.40	4.85	–	500,000	–	–	500,000	500,000
April 8, 2027	0.40	4.94	–	500,000	–	–	500,000	500,000
Total			61,260,000	1,250,000	(750,000)	(4,250,000)	57,510,000	57,360,000
Weighted average exercise price			CA$0.33	CA$0.44	CA$0.05	CA$0.11	CA$0.34	CA$0.33
Aggregate intrinsic value			$19,994,025				$(2,149,050)	$(2,102,148)
Weighted average remaining life			3.46				3.15	3.15

A summary of the changes in the Company’s nonvested stock options during the six months ended April 30, 2022 are as follows:

Expiry Date	Fair Value Per Share (CA$)	Weighted Average Life (Years)	Nonvested as at October 31, 2021	Granted	Vested	Expired/ Cancelled	Nonvested as at April 30, 2022
December 30, 2022	0.07	1.16	162,500	–	(162,500)	–	–
August 30, 2026	0.56	4.83	300,000	–	(150,000)	–	150,000
Total			462,500	–	(312,500)	–	150,000
Weighted average grant date fair value – per option			CA$0.39	–	CA$0.30	–	CA$0.56
Weighted average grant date fair value – total			$144,131	–	$74,063	–	$65,463

A summary of the changes in the Company’s stock options during the six months ended April 30, 2021 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	Outstanding as at October 31, 2020	Granted	Exercised	Expired/ Cancelled	Outstanding as at April 30, 2021	Vested as at April 30, 2021
February 11, 2021	0.05	0.03	800,000	–	–	(800,000)	–	–
August 16, 2021	0.05	0.54	600,000	–	–	–	600,000	600,000
March 27, 2022	0.05	1.15	1,750,000	–	–	–	1,750,000	1,750,000
August 26, 2022	0.13	–	500,000	–	–	(500,000)	–	–
December 30, 2022	0.13	1.91	–	6,150,000	–	(6,150,000)	–	–
April 19, 2023	0.05	2.21	800,000	–	–	–	800,000	800,000
August 12, 2023	0.05	2.53	3,120,000	–	(100,000)	–	3,020,000	3,020,000
December 3, 2023	0.05	2.84	7,000,000	–	–	–	7,000,000	7,000,000
May 22, 2024	0.12	3.31	7,950,000	–	–	–	7,950,000	7,950,000
November 3, 2024	0.15	3.76	700,000	–	–	–	700,000	700,000
November 24, 2024	0.16	3.82	900,000	–	–	–	900,000	900,000
March 26, 2025	0.11	4.15	300,000	–	–	–	300,000	300,000
April 23, 2025	0.12	4.23	4,000,000	–	–	(300,000)	3,700,000	3,700,000
December 30, 2025	0.13	4.92	–	9,500,000	–	(9,500,000)	–	–
Total			28,420,000	15,650,000	(100,000)	(17,250,000)	26,720,000	26,720,000
Weighted average exercise price			CA$0.09	CA$0.13	CA$0.05	CA$0.13	CA$0.09	CA$0.09
Aggregate intrinsic value			$801,922				$597,721	$597,721
Weighted average remaining life			3.18				2.78	2.78

[e] Share-based payments and other reserves

The share-based payments and other reserves are used to recognize the fair value of stock options granted to directors, officers, employees and consultants as part of their remuneration, as well as those of broker warrants issued in relation to the Company’s financings. When stock options and broker warrants are subsequently exercised, the fair value of such stock options and broker warrants in additional paid-in capital is credited to share capital.

Common share purchase warrants attached to units as part of a unit placement were assigned a $nil value. The residual method is used to calculate the fair value of the warrant component of units issued, whereby the residual of the private placement proceeds less the fair value of the share component is assigned as the fair value of the warrants.

On November 1, 2021, the Company’s functional currency change resulted in the reclassification of its outstanding warrants and broker warrants denominated in Canadian dollars as a derivative liability. The fair value of outstanding broker warrants was reversed out of additional paid-in capital. On November 1, 2021, the Company’s functional currency change resulted in the reclassification of the June 2021 Convertible Debenture from a hybrid financial instrument to a convertible debt instrument with a beneficial conversion feature. The value of the embedded derivative liability was reclassified to additional paid-in capital.

[f] Obligations to issue shares

As at April 30, 2022, the Company received advance share subscriptions in the amount of $388,701 (October 31, 2021 – $209,827) in respect of the non-brokered private placement closed subsequent to the period.

[g] Dilutive common shares

As at April 30, 2022, potentially dilutive common shares relating to common share purchase warrants and options outstanding totaling 96,006,372 (October 31, 2021 – 120,808,982) were not included in the computation of loss per share as the effect would be anti-dilutive.

14. SHARE CAPITAL

[a]	Authorized capital

The authorized share capital consists of 1,000,000,000 common voting shares at par value of $0.001.

[b]	Common shares issued

Fiscal 2020

[i] On December 20, 2019, the Company exercised its right to call, subject to acceleration provisions, all outstanding common share purchase warrants set to expire between May 7, 2020 and May 13, 2021. The expiry was amended to January 19, 2020. This expiry date was then extended to February 19, 2020. As of February 19, 2020, any unexercised warrants were extinguished. In all, 35,472,661 warrants at an average price of CA$0.08 per common share were exercised and 24,794,484 expired unexercised. A further 4,864,000 warrants were also exercised during the year at CA$0.05 per common share.

[ii] On January 17, 2020, the Company closed a non-brokered private placement consisting of 3,643,792 units at a price of CA$0.15 per unit for gross proceeds of CA$546,569 (USD equivalent $416,719), of which CA$52,922 (USD equivalent $39,722) was recorded as advance share subscriptions received prior to October 31, 2019. Each unit consists of one common share and one common share purchase warrant exercisable at a price of CA$0.21 per common share for a period of one year. The expiration date of these common share purchase warrants was subsequently extended to August 31, 2021. These common share purchase warrants were subject to an expiry acceleration provision, upon thirty days’ written notice, should the price of the Company’s common shares exceed CA$0.30 for at least ten consecutive trading days. The fair value of the common shares was equal to the total proceeds raised and as a result, no amount was allocated to the fair value of the common share purchase warrants. Finder’s fees of $41,275 were paid or accrued in connection with the placement.

[iii] On May 26, 2020, the Company issued a total of 500,000 common shares on the exercise of stock options for gross proceeds of CA$37,000 (USD equivalent $26,401) and re-classified $19,775 from equity reserves to share capital.

[iv] On September 10, 2020, the Company announced a non-brokered private placement of up to 53,846,154 units at a price of CA$0.13 per unit to raise gross proceeds of up to CA$7,000,000. Each unit is comprised of one common share and one common share purchase warrant exercisable at CA$0.19 per common share for a period of one year. As at October 31, 2020, the Company had received advance share subscriptions of CA$747,392 (USD equivalent $596,872) [note 14[f]].

Fiscal 2021

[i] In connection with the non-brokered private placement announced on September 10, 2020:

On November 20, 2020, the Company closed the first tranche of the non-brokered private placement, issuing 5,599,171 units at a price of CA$0.13 per unit for gross proceeds of CA$727,892 (USD equivalent $556,876), which had been received prior to October 31, 2020 and recorded as an obligation to issue shares.

On January 15, 2021, the Company closed the second tranche of the non-brokered private placement, consisting of 7,337,914 units at a price of CA$0.13 per unit for gross proceeds of CA$953,930 (USD equivalent $749,435), of which $39,996 had been received prior to October 31, 2020 and recorded as an obligation to issue shares.

On January 29, 2021, the Company closed the third tranche of the non-brokered private placement consisting of 5,382,303 units at a price of CA$0.13 per unit for gross proceeds of CA$699,699 (USD equivalent $547,496).

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

On March 24, 2021, the Company closed the fourth tranche of the non-brokered private placement consisting of 6,554,172 units at a price of CA$0.13 per unit for gross proceeds of CA$852,042 (USD equivalent $678,270).

On April 27, 2021, the Company closed the fifth and final tranche of the non-brokered private placement consisting of 851,395 units at a price of CA$0.13 per unit for gross proceeds of CA$110,681 (USD equivalent $89,237).

In total, the Company issued an aggregate 25,724,955 units at a price of CA$0.13 per unit for aggregate gross proceeds of CA$3,344,244 (USD equivalent $2,621,314). Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche. The Company incurred aggregate share issue costs of $195,614.

[ii] On May 5, 2021, the Company announced a non-brokered private placement priced at CA$0.13 per unit to raise gross proceeds of up to CA$3,000,000. On May 28, 2021, the Company closed the first tranche of the non-brokered private placement issuing 5,223,420 units at a price of CA$0.13 per unit for gross proceeds of $679,044 (USD equivalent $561,844). On June 17, 2021, the Company closed the second and final tranche of the non-brokered private placement consisting of 17,853,506 units at a price of CA$0.13 per unit for gross proceeds of CA$2,320,956 (USD equivalent $1,880,687). The Company issued total of 23,076,926 units at a price of CA$0.13 per unit for total gross proceeds of CA$3,000,000 (USD equivalent $2,442,531). Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche. The Company incurred aggregate share issue costs of $154,336.

[iii] On May 18, 2021, the Company issued a total of 1,360,959 common shares on the conversion of the July 2020 Convertible Debenture including accrued interest and 263,973 common shares valued at $26,286 in transaction costs.

[iv] On June 7, 2021, the Company issued 1,538,461 common shares at a price of CA$0.24 per share with a total fair value of CA$369,231 (USD equivalent $305,832) for equipment.

[v] On July 16, 2021, the Company closed a non-brokered private placement and issued 4,350,000 units at a price of CA$0.20 per unit for gross proceeds of CA$870,000 (USD equivalent $690,860). Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing. The Company incurred aggregate share issue costs of $48,319.

[vi] On August 11, 2021, the Company closed a non-brokered private placement and issued 3,827,601 units at a price of CA$0.55 (US$0.44) per unit for gross proceeds of CA$2,105,180 (USD equivalent $1,683,336). Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing. The Company incurred aggregate share issue costs of $116,479.

[vii] During the year ended October 31, 2021, the Company issued a total of 7,014,969 common shares on the exercise of common share purchase warrants at a price ranging from CA$0.05 to CA$0.21 per share for gross proceeds of CA$1,120,130 (USD equivalent $887,520). A total of 525,173 warrants expired unexercised.

[viii] During the year ended October 31, 2021, the Company issued a total of 2,630,000 common shares on the exercise of stock options at a price ranging from CA$0.05 to CA$0.16 per share for gross proceeds of CA$175,800 (USD equivalent $140,734).

[ix] With respect to the exercises of common share purchase warrants and options, the Company reclassified $4,291 and $121,932, respectively, from equity reserves to share capital during the year ended October 31, 2021.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

[x] Pursuant to an agreement entered on August 29, 2018 and which was approved by the TSX-V on September 12, 2018, a company controlled by a director and officer is eligible to receive up to 5% of the issued and outstanding common shares of the Company as at August 28, 2018 for up to $5 million raised. During the year ended October 31, 2021, the commitment was met. On November 3, 2021, the Company issued 9,163,425 common shares at a price of CA$0.65 per share with a total fair value of CA$5,956,226 (USD equivalent $4,796,832) as share issue costs.

[c]	Common share purchase warrants

A summary of the changes in the Company’s common share purchase warrants during the year ended October 31, 2021 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	October 31, 2020	Granted	Exercised	Expired/ Cancelled	October 31, 2021
August 31, 2021*	0.21	–	3,643,791	-	(3,118,618)	(525,173)	–
November 22, 2021	0.19	0.14	–	5,599,171	(1,439,150)	–	4,160,021
January 17, 2022	0.19	0.29	–	7,337,914	(70,000)	–	7,267,914
January 31, 2022	0.19	0.33	–	5,382,303	–	–	5,382,303
February 21, 2022	0.05	0.39	1,505,200	–	–	–	1,505,200
March 24, 2022	0.19	0.48	–	6,554,172	(212,300)	–	6,341,872
March 27, 2022	0.05	0.49	1,482,025	–	(500,000)	–	982,025
April 27, 2022	0.19	0.57	–	851,395	(60,000)	–	791,395
May 9, 2022	0.05	0.61	2,368,626	–	(554,901)	–	1,813,725
May 30, 2022	0.19	0.66	–	5,223,420	–	–	5,223,420
June 17, 2022	0.19	0.71	–	17,853,506	(150,000)	–	17,703,506
July 18, 2022	0.30	0.79	–	4,350,000	–	–	4,350,000
August 14, 2022	0.05	0.87	1,110,000	–	(910,000)	–	200,000
February 13, 2023	0.65	1.37	–	3,827,601	–	–	3,827,601
Total			10,109,642	56,979,482	(7,014,969)	(525,173)	59,548,982
Weighted average exercise price			CA$0.11	CA$0.23	CA$0.16	CA$0.21	CA$0.22

*	The Company received approval of the TSX-V on January 13, 2021 and amended the expiry date of 3,643,791 warrants, extending the expiry date from January 17, 2021 to August 31, 2021, subject to acceleration if the closing price of the Company’s shares exceeds CA$0.30 per common share for at least 10 consecutive trading days.

A summary of the changes in the Company’s common share purchase warrants during the year ended October 31, 2020 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	October 31, 2019	Granted	Exercised	Expired/ Cancelled	October 31, 2020
January 17, 2021	0.21	–	–	3,643,791	–	–	3,643,791
February 21, 2022	0.05	2.31	1,505,200	–	–	–	1,505,200
March 27, 2022	0.05	2.41	3,426,025	–	(1,944,000)	–	1,482,025
May 9, 2022	0.05	2.52	5,088,626	–	(2,720,000)	–	2,368,626
August 14, 2022	0.05	2.79	1,310,000	–	(200,000)	–	1,110,000
May 7, 2020*	0.07	–	3,100,000	–	(3,000,000)	(100,000)	–
October 4, 2020*	0.08	–	5,016,000	–	(3,425,000)	(1,591,000)	–
November 30, 2020*	0.08	–	6,169,926	–	(3,091,383)	(3,078,543)	–
January 23, 2021*	0.08	–	6,388,435	–	(3,409,160)	(2,979,275)	–
March 29, 2021*	0.08	–	8,188,046	–	(4,496,710)	(3,691,336)	–
May 13, 2021*	0.08	–	31,404,738	–	(18,050,408)	(13,354,330)	–
Total			71,596,996	3,643,791	(40,336,661)	(24,794,484)	10,109,642
Weighted average exercise price			CA$0.07	CA$0.21	CA$0.08	CA$0.08	CA$0.11

*	On December 20, 2019, the Company exercised its right to call, subject to acceleration provisions, all outstanding warrants set to expire between May 7, 2020 and May 13, 2021. The expiry was amended to January 19, 2020. This expiry date was then extended to February 19, 2020. Any unexercised warrants were voided and of no value after February 19, 2020.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

[d]	Stock options

The Company has adopted an incentive stock option plan, effective on August 8, 2017 and as amended on August 8, 2018, under the rules of the TSX-V pursuant to which it is authorized to grant stock options to executive officers, directors, employees and consultants, enabling them to acquire up to 20% of the total shares outstanding of the Company (the “2017 Stock Option Plan”). Under the 2017 Stock Option Plan, the option exercise price of any option granted shall not be less than the discounted market price of the Company’s common shares. For the purposes of the 2017 Stock Option Plan, the discounted market price is calculated in accordance with the policies of the TSX-V at the time of the grant of the options. Stock options granted are subject to a maximum term of 5 years. All options granted shall vest immediately, except for those options granted to persons performing investor relations activities for the Company. Pursuant to the policies of the TSX-V, shares issued upon the exercise of options are restricted from trading during the 4-month period subsequent to the exercise of options.

On June 11, 2021, the Company adopted the 2021 Equity Incentive Plan which replaces the 2017 Stock Option for providing stock-based compensation to directors, officers, employees, consultants, and advisors of the Company and no further options will be granted under the 2017 Stock Option Plan. Under the 2021 Equity Incentive Plan, the Company is authorized to issue up 27,312,368 shares of the Company. In addition, any common shares reserved for issuance under the 2017 Stock Option Plan that are forfeited as a result of the expiration or termination of any awards under that plan after the date of adoption of the 2021 Equity Incentive Plan will be added to the 2021 Equity Incentive Plan. During the year ended October 31, 2021, 1,730,000 stock options forfeited under the 2017 Stock Option Plan were added to the 2021 Equity Incentive Plan. The 2021 Equity Incentive Plan provides for various equity-based and cash-based incentive awards, including incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, performance awards, dividend equivalents and other equity-based or cash-based awards.

During the year ended October 31, 2020, the Company granted 6,600,000 stock options pursuant to its 2017 Stock Option Plan to its directors, officers, employees and consultants. These options are exercisable at a price ranging from CA$0.11 to CA$0.16 per share for a period of two to five years.

On December 30, 2020, the Company granted 15,650,000 stock options pursuant to its 2017 Stock Option Plan to its directors, officers, employees and consultants at a price of CA$0.13 per share, of which 9,500,000 were exercisable for a period of five years and 6,150,000 were exercisable for a period of two years. However, these options exceeded the maximum allowed under the Company’s 2017 Stock Option Plan. On June 11, 2021, the Company received shareholders’ approval to amend the Company’s 2017 Stock Option Plan to increase the number of common shares reserved for issuance under such plan and rectified the grant of these options.

On August 30, 2021, the Company granted 21,700,000 incentive stock options pursuant to its 2021 Equity Incentive Plan to its directors, officers, employees and consultants. These options are exercisable at a price of CA$0.70 per share for a period of five years.

On October 1, 2021, the Company granted 1,450,000 incentive stock options pursuant to its 2021 Equity Incentive Plan to its officer and employee and consultants. These options are exercisable at a price of CA$0.50 per share for a period of five years.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

As at October 31, 2021, the maximum number of common shares available under the 2021 Equity Incentive Plan was 29,042,368, of which 5,892,368 remained available for grant thereunder.

During the year ended October 31, 2021, the Company recognized a net stock-based compensation totaling $11,051,124 (2020 – $666,259) in relation to the grant of its stock options.

The weighted average grant date fair value of the stock options granted during the year ended October 31, 2021 was CA$0.36 (2020 – CA$0.14) per option. Option pricing models require the use of highly subjective estimates and assumptions including expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of stock options was estimated on the measurement date using the Black-Scholes Option Pricing Model. The assumptions used to calculate the fair value were as follows:

	2021	2020
Risk free rate of interest	0.20% – 1.07%	0.43% – 1.51%
Expected life of options	2 to 5 years	5 years
Exercise price of options	CA$0.13 – CA$0.70	CA$0.11 – CA$0.16
Expected annualized volatility	130.88% – 140.05%	120.13% – 188.46%
Expected dividend rate	Nil	Nil

A summary of the changes in the Company’s stock options during the year ended October 31, 2021 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	Outstanding as at October 31, 2020	Granted	Exercised	Expired/ Cancelled	Outstanding as at October 31, 2021	Vested as at October 31, 2021
February 11, 2021	0.05	–	800,000	–	–	(800,000)	–	–
August 16, 2021	0.05	–	600,000	–	(600,000)	–	–	–
March 27, 2022	0.05	0.40	1,750,000	–	(250,000)	–	1,500,000	1,500,000
August 26, 2022	0.13	–	500,000	–	–	(500,000)	–	–
December 30, 2022	0.13	1.16	–	6,150,000	(100,000)	(50,000)	6,000,000	5,837,500
April 19, 2023	0.05	–	800,000	–	–	(800,000)	–	–
August 12, 2023	0.05	1.78	3,120,000	–	(600,000)	(230,000)	2,290,000	2,290,000
December 3, 2023	0.05	2.09	7,000,000	–	(550,000)	–	6,450,000	6,450,000
May 22, 2024	0.12	2.56	7,950,000	–	–	(50,000)	7,900,000	7,900,000
November 3, 2024	0.15	3.01	700,000	–	–	–	700,000	700,000
November 24, 2024	0.16	3.07	900,000	–	(30,000)	(550,000)	320,000	320,000
March 26, 2025	0.11	3.40	300,000	–	(200,000)	–	100,000	100,000
April 23, 2025	0.12	3.48	4,000,000	–	(300,000)	(350,000)	3,350,000	3,350,000
December 30, 2025	0.13	4.17	–	9,500,000	–	–	9,500,000	9,500,000
August 30, 2026	0.70	4.83	–	21,700,000	–	–	21,700,000	21,400,000
October 1, 2026	0.50	4.92	–	1,450,000	–	–	1,450,000	1,450,000
Total			28,420,000	38,800,000	(2,630,000)	(3,330,000)	61,260,000	60,797,500
Weighted average exercise price			CA$0.09	CA$0.46	CA$0.07	CA$0.09	CA$0.33	CA$0.32
Aggregate intrinsic value							$19,994,025	$19,908,026
Weighted average remaining life							3.46	3.46

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

A summary of the changes in the Company’s nonvested stock options during the year ended October 31, 2021 are as follows:

Expiry Date	Fair Value Per Share (CA$)	Weighted Average Life (Years)	Nonvested as at October 31, 2020	Granted	Vested	Expired/ Cancelled	Nonvested as at October 31, 2021
December 30, 2022	0.07	1.16	–	650,000	487,500	–	162,500
August 30, 2026	0.56	4.83	–	300,000	–	–	300,000
Total			–	950,000	487,500	–	462,500
Weighted average grant date fair value – per option			–	CA$0.22	CA$0.07	–	CA$0.39
Weighted average grant date fair value – total			–	$170,781	$26,650	–	$144,131

A summary of the changes in the Company’s stock options during the year ended October 31, 2020 are as follows:

Expiry Date	Exercise Price (CA$)	Weighted Average Life (Years)	Outstanding as at October 31, 2019	Granted	Exercised	Expired/ Cancelled	Outstanding as at October 31, 2020	Vested as at October 31, 2020
May 31, 2020	0.08	–	400,000	–	(400,000)	–	–	–
June 3, 2020	0.05	–	550,000	–	–	(550,000)	–	–
February 11, 2021	0.05	0.53	1,300,000	–	–	(500,000)	800,000	800,000
August 16, 2021	0.05	1.04	1,200,000	–	–	(600,000)	600,000	600,000
March 27, 2022	0.05	1.65	2,000,000	–	–	(250,000)	1,750,000	1,750,000
August 26, 2022	0.13	–	–	500,000	–	–	500,000	–
April 19, 2023	0.05	2.72	800,000	–	–	–	800,000	800,000
August 12, 2023	0.05	3.03	3,780,000	–	(100,000)	(560,000)	3,120,000	3,120,000
December 3, 2023	0.05	3.35	9,600,000	–	–	(2,600,000)	7,000,000	7,000,000
May 22, 2024	0.12	3.81	10,000,000	–	–	(2,050,000)	7,950,000	7,950,000
November 3, 2024	0.15	4.27	–	700,000	–	–	700,000	700,000
November 24, 2024	0.16	4.32	–	900,000	–	–	900,000	775,000
March 26, 2025	0.11	4.66	–	300,000	–	–	300,000	300,000
April 23, 2025	0.12	4.73	–	4,200,000	–	(200,000)	4,000,000	3,625,000
Total			29,630,000	6,600,000	(500,000)	(7,310,000)	28,420,000	27,420,000
Weighted average exercise price			CA$0.07	CA$0.13	CA$0.07	CA$0.07	CA$0.09	CA$0.09
Aggregate intrinsic value							$801,922	$866,441
Weighted average remaining life							3.18	3.18

The intrinsic value of options exercised during the year ended October 31, 2021 was $962,936 (2020 – $28,533).

[e]	Share-based payments and other reserves

The share-based payments and other reserves are used to recognize the fair value of stock options granted to executive officers, directors, employees and consultants as part of their remuneration, as well as those of broker warrants issued in relation to the Company’s financings. When stock options and broker warrants are subsequently exercised, the fair value of such stock options and broker warrants in reserves is credited to share capital.

Common share purchase warrants attached to units as part of a unit placement are assigned a $nil value. The residual method is used to calculate the fair value of the warrant component of units issued, whereby the residual of the private placement proceeds less the fair value of the share component is assigned as the fair value of the warrants.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

In addition, the Company has allocated the intrinsic value of the beneficial conversion feature of the July 2021 Convertible Debenture capped at the face value of CA$100,000 (USD equivalent $79,542) to equity reserves.

[f]	Obligations to issue shares

As at October 31, 2021, the Company received advance share subscriptions in the amount of $209,827 (October 31, 2020 – $596,872) in respect of a non-brokered private placement closed subsequent to the year [note 19[iv]].

[g]	Dilutive common shares

For the year ended October 31, 2021, potentially dilutive common shares relating to common share purchase warrants and options outstanding totaling 120,808,982 (2020 – 38,529,642) were not included in the computation of loss per share as the effect would be anti-dilutive.